Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of share-based compensation expenses

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Cost of revenues	$682	481	157
Research and development	17,662	15,345	9,414
General and administrative	2,367	2,193	1,108
Sales and marketing	3,163	2,612	1,453
Total compensation	$23,874	20,631	12,132
Income tax benefit	$4,896	4,201	2,545

Schedule of RSUs activity under the long-term incentive plan

	Number of	Weighted
	Underlying	Average Grant
	Shares for RSUs	Date Fair Value
Balance at January 1, 2021	22,889	$3.88
Granted	2,604,545	10.39
Vested	(2,237,499)	10.37
Forfeited	(3,415)	4.38
Balance at December 31, 2021	386,520	10.17
Granted	3,987,509	5.09
Vested	(3,563,177)	5.25
Forfeited	(18,643)	10.15
Balance at December 31, 2022	792,209	6.71
Granted	1,710,607	5.68
Vested	(1,974,496)	5.91
Forfeited	(2,355)	9.81
Balance at December 31, 2023	525,965	6.36

Schedule of allocation of compensation expenses and related tax effects from the RSUs granted to employees under the long-term incentive plan

	Year ended December 31,
	2021	2022	2023

	(in thousands)
Cost of revenues	$676	472	153
Research and development	17,592	15,097	9,353
General and administrative	2,343	1,934	1,108
Sales and marketing	3,149	2,497	1,449
Total compensation	$23,760	20,000	12,063
Income tax benefit	$4,896	4,201	2,545

Schedule of valuation assumptions

2019 plan
Valuation assumptions:
Expected dividend yield	3.5%
Expected volatility	51.96%-57.79%
Expected term (years)	1-1.5
Risk-free interest rate	1.69%-1.75%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of Units	price	term
Balance at January 1, 2021	578,468	$2.36	0.54
Exercised	(524,387)	2.37
Expired	(54,081)	2.27
Balance at December 31, 2021	—	—	—
Exercisable at December 31, 2021	—	—	—

CM Visual Technology Corp
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

	2021 plan
	Granted in	Granted in
	2021	2023
Valuation assumptions:
Expected dividend yield	0%	0%
Expected volatility	43.82%	44.17%
Expected term (years)	3.125	3.125
Risk-free interest rate	0.223%	1.081%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2021	—	$—
Granted	2,791,000	0.36
Exercised	—	—
Forfeited	(120,000)	0.36
Balance at December 31, 2021	2,671,000	0.36	3.5
Exercised	—	—
Forfeited	(380,000)	0.36
Balance at December 31, 2022	2,291,000	0.36	2.5
Granted	288,000	0.33
Exercised	—	—
Effect of capital reduction	(1,289,500)	0.36
Forfeited	—	—
Balance at December 31, 2023	1,289,500	0.50	1.5
Exercisable at December 31, 2023	572,750	0.50	1.5

Liqxtal Technology Inc
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2021 plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	30.06%
Expected term (years)	1.25
Risk-free interest rate	0.107%

Schedule of stock option activity

			Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2021	—	$—
Granted	1,000,000	0.65
Exercised	—	—
Forfeited	(90,000)	0.65
Balance at December 31, 2021	910,000	0.65	1.0
Exercised	(840,000)	0.65
Forfeited	(70,000)	0.65
Balance at December 31, 2022	—	—	—
Exercisable at December 31, 2022	—	—	—

Emza
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Schedule of valuation assumptions

2022 Option Plan
Valuation assumptions:
Expected dividend yield	0%
Expected volatility	54.05%
Expected term (years)	6.11
Risk-free interest rate	0.65%

Schedule of stock option activity

Weighted
		Weighted	average
		average	remaining
	Number	exercise	contractual
	of shares	price	term
Balance at January 1, 2022	—	$—
Granted	150,940	20.49	6.11
Exercised	—	—
Forfeited	(1,797)	20.49
Cancelled	(149,143)	20.49
Balance at December 31, 2022	—	—	—
Exercisable at December 31, 2022	—	—	—